Schedule of Investments (unaudited)
September 30, 2024
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/42	$325	$ 359,072
Arizona — 1.7%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(a)	460	474,638
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	2,221,905
		2,696,543
California — 3.3%
California Community Choice Financing Authority, RB, Series E-2, Sustainability Bonds, 4.91%, 02/01/54(b)	625	623,105
California Enterprise Development Authority, RB, 7.60%, 11/15/37(a)	1,000	1,049,683
California Public Finance Authority, RB, Sustainability Bonds, 5.00%, 11/15/36(a)	1,000	1,009,473
California School Finance Authority, Refunding RB, Sustainability Bonds, 5.25%, 08/01/38(a)	125	134,499
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41(a)	2,500	2,539,641
		5,356,401
Colorado — 5.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,334,984
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/39	750	752,623
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	2,030,255
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	1,010,490
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	506,555
		8,634,907
District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	1,000	1,176,817
Florida — 2.7%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/42	2,000	2,117,413
Florida Development Finance Corp., RB, AMT, 6.13%, 07/01/32(a)(b)	400	410,846
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.00%, 07/01/44	315	330,350
Normandy Community Development District, SAB, 4.63%, 05/01/31(a)	600	599,074
Rookery Community Development District, SAB, 5.00%, 05/01/44	500	496,950
Village Community Development District No. 15, SAB, 4.85%, 05/01/38(a)	400	423,221
		4,377,854
Georgia — 1.4%
Development Authority of Cobb County, RB, Series A, 5.70%, 06/15/38(a)	625	641,782
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/37	1,500	1,685,713
		2,327,495
Illinois — 9.3%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,675	2,678,159
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/42	100	109,622
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB (continued)
Series A, AMT, Senior Lien, 5.25%, 01/01/43	$100	$ 109,301
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/41	1,855	1,993,791
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42	250	273,557
Illinois Finance Authority, Refunding RB
4.00%, 08/15/41	1,170	1,172,811
Series A, 5.00%, 05/15/41	310	304,908
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	5,000	5,217,275
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(c)	2,000	1,250,011
State of Illinois, GO, 5.00%, 02/01/39	1,850	1,862,079
		14,971,514
Kansas — 0.2%
City of Manhattan KS, Refunding RB, Series A, 4.00%, 06/01/26	315	314,949
Louisiana — 0.8%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	995	1,030,663
Louisiana Public Facilities Authority, Refunding RB, Series A2, 12/15/43(a)(d)	335	338,548
		1,369,211
Maryland — 3.6%
Maryland Community Development Administration, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 09/01/42	4,000	4,237,199
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,578,989
		5,816,188
Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB, 5.00%, 07/01/42	1,000	1,045,313
Michigan — 7.9%
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	1,000	1,025,396
Series A, 5.00%, 12/01/42	4,865	5,024,703
Michigan State Housing Development Authority, RB, S/F Housing
Series D, Sustainability Bonds, 5.10%, 12/01/37	2,250	2,468,518
Series D, Sustainability Bonds, 5.20%, 12/01/40	2,750	3,006,184
Wayne County Airport Authority, ARB, Series D, 5.00%, 12/01/40	1,230	1,255,520
		12,780,321
Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,500	1,606,221
Missouri — 0.9%
St Louis County Industrial Development Authority, RB, Series A, 5.00%, 09/01/38	1,500	1,525,520
Nevada(a) — 0.7%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	495	535,980
5.75%, 06/01/42	495	537,042
		1,073,022
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 5.2%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	$1,500	$ 1,558,470
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/42	2,200	2,421,918
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,368,474
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/39	3,000	3,000,458
		8,349,320
New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,578
New York — 8.2%
Build NYC Resource Corp., RB, Sustainability Bonds, 5.00%, 06/01/32(a)	400	411,468
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/40	1,000	1,011,290
Series C, Sustainability Bonds, 5.00%, 11/15/42	500	532,701
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,669,971
New York City Housing Development Corp., RB, M/F Housing, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	1,500	1,533,481
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,526,865
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	250	264,818
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,542,042
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/40	1,500	1,559,866
AMT, Sustainability Bonds, 5.50%, 06/30/38	1,000	1,094,497
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,086,055
		13,233,054
North Carolina — 1.1%
North Carolina Medical Care Commission, RB
Series B-1, 4.25%, 10/01/28	175	175,345
Series B-2, 3.75%, 10/01/28	100	98,638
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	500	500,534
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	1,016,092
		1,790,609
Ohio — 3.0%
County of Franklin Ohio, RB, 5.00%, 05/15/40	3,140	3,167,077
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,680	1,690,456
		4,857,533
Oklahoma — 2.2%
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(b)	2,490	2,526,864
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	1,021,464
		3,548,328
Oregon — 1.2%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,835	1,864,852
Pennsylvania — 8.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	920	966,313
Security	Par (000)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	$2,580	$ 2,726,492
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	358,016
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,501,637
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,526,954
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,554,425
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/42	1,170	1,215,688
		13,849,525
Puerto Rico — 4.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	3,447	3,850,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,500	1,493,138
Series A-1, Restructured, 4.55%, 07/01/40	1,750	1,759,026
		7,102,476
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	805	875,850
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,694,723
		2,570,573
Tennessee — 3.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.00%, 10/01/38	1,000	1,053,831
Series A, 5.00%, 10/01/41	1,000	1,015,612
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	2,500	2,741,583
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(b)	925	1,006,089
		5,817,115
Texas — 6.7%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,500	1,502,720
Clifton Higher Education Finance Corp., RB, Series D, 6.00%, 08/15/38	1,000	1,015,013
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	2,000	1,986,252
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 01/01/27	560	567,730
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(a)	425	425,076
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	819,644
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/40	1,500	1,498,437
Series A-1, 5.00%, 10/01/44	3,020	3,020,000
		10,834,872
Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(b)	1,300	1,321,562

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock 2037 Municipal Target Term Trust (BMN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 2.6%
University of Washington, Refunding RB, Series C, 4.00%, 12/01/40	$2,500	$ 2,499,977
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/38	1,590	1,725,532
		4,225,509
Wisconsin — 2.6%
Public Finance Authority, RB
5.00%, 07/15/30(a)	250	256,105
5.00%, 06/15/34	430	452,221
Public Finance Authority, Refunding RB
5.25%, 05/15/42(a)	1,230	1,242,848
Series B, AMT, 5.00%, 07/01/42	1,500	1,501,573
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	745,315
		4,198,062
Wyoming — 1.3%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	2,021,061
Total Municipal Bonds — 94.0% (Cost: $145,203,333)		152,016,377
Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Pennsylvania — 12.5%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/37	1,640	1,827,974
Series A, AMT, (AGM), 5.25%, 01/01/40	1,700	1,894,630
Series A, AMT, (AGM), 5.50%, 01/01/41	1,660	1,850,434
Series A, AMT, (AGM), 5.50%, 01/01/42	1,500	1,672,201
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,359,887
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.13%, 10/01/41	7,000	7,625,015
		20,230,141
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.5% (Cost: $18,780,363)		20,230,141
Total Long-Term Investments — 106.5% (Cost: $163,983,696)		172,246,518
Security	Par (000)	Value
Short-Term Securities
Commercial Paper — 0.6%
Dallas Fort Worth International Airport, Refunding ARB, 3.80%, 10/25/24	$1,000	$ 1,000,088
Total Short-Term Securities — 0.6% (Cost: $1,000,000)		1,000,088
Total Investments — 107.1% (Cost: $164,983,696)		173,246,606
Other Assets Less Liabilities — 0.6%		1,041,597
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.7)%		(12,491,489)
Net Assets — 100.0%		$ 161,796,714

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares(a)	$ 2,059,735	$ —	$ (2,059,735)(b)	$ 116	$ (116)	$ —	—	$ 38,177	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock 2037 Municipal Target Term Trust (BMN)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 152,016,377	$ —	$ 152,016,377
Municipal Bonds Transferred to Tender Option Bond Trusts	—	20,230,141	—	20,230,141
Short-Term Securities
Commercial Paper	—	1,000,088	—	1,000,088
	$—	$173,246,606	$—	$173,246,606
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $12,335,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds